Contract assets and other concession assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Assets And Other Concession Assets
Contract assets, beginning	R$ 4,877,667	R$ 7,393,096
Additions	16,684,564	6,675,914
Write-offs	(62,684)	(164,022)
Transfers	24,108	5,796
Transfers of works to intangible assets	(8,117,869)	(7,455,330)
Transfers of works to financial asset of the concession	(2,387,270)	(1,577,787)
Contract assets, ending	R$ 11,018,516	R$ 4,877,667